Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Summary of Account Receivable

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	165,254	197,880	27,110
Allowance for credit losses	(38,396)	(45,867)	(6,284)

	126,858	152,013	20,826

Summary of Movement in the Allowances for Doubtful Accounts
The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	39,166	42,914	38,396	5,260
Provisions/(Reversals)	3,748	(4,518)	7,471	1,024

Balance at the end of the year	42,914	38,396	45,867	6,284